Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG ETF Trust
Entity Central Index Key	0000879947
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000263709 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Muni Income ETF
Class Name	AMG GW&K Muni Income ETF
Trading Symbol	MUNX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Muni Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amgefts.com/literature. You can also request this information by contacting us at 844.545.1258.
Additional Information Phone Number	844.545.1258
Additional Information Website	https://amgefts.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Muni Income ETF (MUNX)	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 20,136,128
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 24,061
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$20,136,128
Total number of portfolio holdings	75
Net advisory fees paid	$24,061
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Commonwealth Financing Authority, 4.000%, 06/01/39	3.1%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	2.6%
City of Houston Hotel Occupancy Tax & Special Revenue, Series C, 5.000%, 09/01/38	2.2%
North Dakota Housing Finance Agency, Series C, 4.700%, 07/01/45	2.2%
New York Transportation Development Corp., 6.000%, 06/30/55	2.1%
Philadelphia Gas Works Co., 5.000%, 10/01/32	2.1%
JEA Electric System Revenue, Series B, 4.000%, 10/01/37	2.1%
Massachusetts Development Finance Agency, Series A, 5.500%, 10/01/44	2.0%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	2.0%
Top Ten as a Group	23.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Commonwealth Financing Authority, 4.000%, 06/01/39	3.1%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	2.6%
City of Houston Hotel Occupancy Tax & Special Revenue, Series C, 5.000%, 09/01/38	2.2%
North Dakota Housing Finance Agency, Series C, 4.700%, 07/01/45	2.2%
New York Transportation Development Corp., 6.000%, 06/30/55	2.1%
Philadelphia Gas Works Co., 5.000%, 10/01/32	2.1%
JEA Electric System Revenue, Series B, 4.000%, 10/01/37	2.1%
Massachusetts Development Finance Agency, Series A, 5.500%, 10/01/44	2.0%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	2.0%
Top Ten as a Group	23.0%